Property and Equipment, Net (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Components of Property and Equipment, Net
Components of property and equipment, net consist of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Furniture and fixtures	$41,799	$—
Leasehold improvements	28,112	30,166
Machinery & equipment	86,266	92,853
Vehicles	252,724	128,999
Test/Demo vehicles	15,784	—

Total property and equipment	424,685	252,018
Less accumulated depreciation	(152,572)	(24,457)

Net property and equipmen t	$272,113	$227,561

ADOMANI, INC. [Member]
Components of Property and Equipment, Net
Components of property and equipment, net consist of the following as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Furniture and fixtures	$41,799	$41,799
Leasehold improvements	35,042	23,338
Computers	59,668	59,667
Machinery & equipment	22,440	—
Vehicles	72,299	72,299
Test/Demo vehicles	15,784	15,784

Total property and equipment	247,032	212,887
Less accumulated depreciation	(145,369)	(101,044)

Net property and equipment	$101,663	$111,843